FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2020

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-05642

Registrant Name:  Nuveen Multi-Market Income Fund

Reporting Period:  07/01/2019 - 06/30/2020

Nuveen Multi-Market Income Fund

BLACKROCK CREDIT ALLOCATION INCOME TRUST Meeting Date: JUL 08, 2019 Record Date: MAY 30, 2019 Meeting Type: PROXY CONTEST
Ticker: BTZ Security ID: 092508100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
Management Proxy (White Proxy Card)
1.1	Elect Director Richard E. Cavanagh	Management	For	For
1.2	Elect Director Cynthia L. Egan	Management	For	For
1.3	Elect Director Robert Fairbairn	Management	For	For
1.4	Elect Director Henry Gabbay	Management	For	For
2	Declassify the Board of Directors	Shareholder	Against	For
Proposal No	Proposal	Proposed By	Dissident Recommendation	Vote Cast
Dissident Proxy (Gold Proxy Card)
1.1	Elect Director Stephen J. Flanagan	Shareholder	For	Did Not Vote
1.2	Elect Director Frederic Gabriel	Shareholder	For	Did Not Vote
1.3	Elect Director Thomas H. McGlade	Shareholder	For	Did Not Vote
1.4	Elect Director Jassen Trenkow	Shareholder	For	Did Not Vote
2	Declassify the Board of Directors	Shareholder	For	Did Not Vote

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 24, 2020